Goodwill and Other Acquired Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Other Intangibles [Line Items]
Impairment of goodwill	$ 9.7
Other Assets [Member]
Goodwill And Other Intangibles [Line Items]
Title plant assets	$ 6.7	$ 6.7